Annual Operating Expenses - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIP Equity-Income Portfolio	Apr. 29, 2023
VIP Equity-Income Portfolio - Initial Class
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.51%
VIP Equity-Income Portfolio - Service Class
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.08%
Total annual operating expenses	0.61%
VIP Equity-Income Portfolio - Service Class 2
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.76%